SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.  SUBSEQUENT EVENTS

Sale of Shares of Loto Interactive Limited

On July 12, 2022, the Company entered into a share sale and purchase agreement (the “Sale and Purchase Agreement”) with an unaffiliated third party (the “Buyer”), pursuant to which the Company agreed to sell, and the Buyer agreed to purchase, approximately 51% of the total issued share capital of Loto Interactive, representing 279,673,200 shares of Loto Interactive at the price of HK$0.28 per share (the “Sale Price”) for a total consideration of HK$78,308 (the “Transaction”). After the Transaction, the Company’s share ownership in Loto Interactive decreased to 8.79%.

Private Placement

In August 2022, the Company have completed the registered direct offering of 15,566,665 of the Company’s ADSs, Series A Warrants to purchase up to an aggregate of 15,566,665 ADSs and Series B Warrants to purchase up to an aggregate of 15,566,665 ADSs, at a combined purchase price of US$0.60 per ADS and associated warrants. Each ADS represents ten Class A ordinary shares, par value US$0.00005 per share. The private placement resulted in gross proceeds to the Company of $9,340 before the deduction of placement agent fees and expenses and offering expenses payable by the Company. The Series A Warrants will have an exercise price of US$0.66 per ADS, will be exercisable at any time upon issuance and will expire five years from the date of issuance. The Series B Warrants will have an exercise price of US$0.60 per ADS, will be exercisable at any time upon issuance and will expire two and a half years from the date of issuance.

Exercise of Pre-Funded Warrants

In June 2022, the Company have offered (1) 11,200,000 ADSs, (2) certain pre-funded warrants to purchase 4,800,000 ADSs (the “Pre-Funded Warrants”) in lieu of the ADSs being offered, and (3) certain warrants including (i) Series A warrants to purchase up to 16,000,000 ADSs (the “Series A Warrants”) and (ii) Series B warrants to purchase up to 16,000,000 ADSs (the “Series B Warrants”), to certain institutional investors. In August 2022, the Pre-Funded Warrants have been exercised in full with exercise price of US$0.01.